Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in associates and joint ventures [Abstract]
Summary of investments in associates and joint ventures

Investments in associates and joint ventures
in EUR million 2024	Interest held (%)	Fair value of listed invest-ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	1,164	1,266	49,147	42,554	1,474	1,050
Other investments in associates and joint ventures			412
			1,679

Investments in associates and joint ventures
in EUR million 2023	Interest held (%)	Fair value of listed invest- ments	Balance sheet value	Total assets	Total liabilities	Total income	Total expenses
TMBThanachart Bank Public Company Limited	23%	976	1,128	46,666	40,776	1,386	943
Other investments in associates and joint ventures			381
			1,509

Summary of changes in investments in associates and joint ventures

Changes in Investments in associates and joint ventures
in EUR million	2024	2023
Opening balance as at 1 January	1,509	1,500
Additions	26	55
Transfers	-7	0
Revaluations	0	4
Share of results	205	149
Dividends received	-91	-74
Disposals	-16	-89
Impairments	-35	-5
Exchange rate differences	87	-32
Other	0
Closing balance	1,679	1,509